Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of equity [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2021	97,809,441
Balance at Dec. 31, 2021	$ 543,927	$ 18,215	$ 1,798	$ (196,419)	$ 367,521
Statement Line Items [Line Items]
Stock options exercised (in shares)	100,678
Stock options exercised	$ 1,399	(362)	0	0	1,037
Stock options exercised cashless (in shares)	24,247
Stock options exercised cashless	$ 432	(432)	0	0	0
Restricted and performance share units converted (in shares)	98,012
Restricted and performance share units converted	$ 1,147	(1,147)	0	0	0
Deferred share units converted (in shares)	86,295
Deferred share units converted	$ 871	(871)	0	0	0
Shares issued on acquisition of Gatling Exploration (in shares)	774,643
Shares issued on acquisition of Gatling Exploration	$ 11,212	0	0	0	11,212
Shares issued on settlement of Gatling Exploration liability (in shares)	63,492
Shares issued on settlement of Gatling Exploration liability	$ 945	85	0	0	1,030
Share-based payment	0	3,302	0	0	3,302
Transfer of gain on disposal of equity securities at FVOCI to deficit, net of tax	0	0	(964)	964	0
Other comprehensive income loss	0	0	(50)	0	(50)
Net income	$ 0	0	0	17,644	17,644
Balance (in shares) at Dec. 31, 2022	98,956,808
Balance at Dec. 31, 2022	$ 559,933	18,790	784	(177,811)	401,696
Statement Line Items [Line Items]
Stock options exercised (in shares)	28,787
Stock options exercised	$ 397	(90)	0	0	307
Restricted and performance share units converted (in shares)	112,605
Restricted and performance share units converted	$ 1,215	(1,215)	0	0	0
Share-based payment	0	3,279	0	0	3,279
Other comprehensive income loss	0		(3)	0	(3)
Net income	$ 0			48,659	48,659
Shares issued for cash, net of flow-through share premium liability (in shares)	3,874,450
Shares issued for cash, net of flow-through share premium liability	$ 56,761	0	0	0	56,761
Share issue costs	$ (3,942)	0	0	0	(3,942)
Balance (in shares) at Dec. 31, 2023	102,972,650
Balance at Dec. 31, 2023	$ 614,364	$ 20,764	$ 781	$ (129,152)	$ 506,757